GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL
Schedule of changes in the net carrying amount of goodwill

	2017	2016

Cost
Balance at beginning of year	$5,688.2	$5,601.1
Business acquisitions (note 11)	0.4	87.1

Balance at end of year	5,688.6	5,688.2

Accumulated amortization and impairment losses
Balance at beginning of year	2,962.8	2,922.7
Impairment losses (note 8)	30.0	40.1

Balance at end of year	2,992.8	2,962.8

Net carrying amount	$2,695.8	$2,725.4

Schedule of allocation of net carrying amount of goodwill in significant CGU groups

	2017	2016
CGU groups

Telecommunications	$2,677.0	$2,677.0
Magazines	—	30.0
Other[1]	18.8	18.4

Total	$2,695.8	$2,725.4

[1]	Includes the CGUs related to Speciality film and television services, Book publishing and distribution, and Sports and Entertainment.

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups

	2017		2016
CGU groups [1]	Pre-tax discount rate (WACC)	Perpetual growth rate	Pre-tax discount rate (WACC)	Perpetual growth rate

Telecommunications	8.5%	2.5%	8.5%	2.5%
Magazines	15.5	(2.0)	15.5	(1.0)
Other	12.0 to 16.5	0.0 to 2.0	12.0 to 16.5	0.0 to 2.0

[1]	In 2017 and 2016, the recoverable amounts of all CGUs were based on value in use, using the discounted cash flow method.